UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023—March 31, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2024
Vanguard Growth and Income Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	23

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
Growth and Income Fund
Investor Shares	$1,000.00	$1,253.40	$1.92
Admiral™ Shares	1,000.00	1,254.10	1.35
Based on Hypothetical 5% Yearly Return
Growth and Income Fund
Investor Shares	$1,000.00	$1,023.30	$1.72
Admiral Shares	1,000.00	1,023.80	1.21
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.34% for Investor Shares and 0.24% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Growth and Income Fund
Fund Allocation
As of March 31, 2024
Communication Services	8.3%
Consumer Discretionary	15.2
Consumer Staples	4.1
Energy	3.5
Financials	13.1
Health Care	12.0
Industrials	9.2
Information Technology	29.7
Materials	1.9
Real Estate	1.1
Utilities	1.5
Other	0.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Growth and Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.1%)
Communication Services (8.1%)
*	Alphabet Inc. Class A	2,662,157	401,799
	Meta Platforms Inc. Class A	531,597	258,133
*	Alphabet Inc. Class C	986,107	150,145
*	Netflix Inc.	243,506	147,889
	T-Mobile US Inc.	459,862	75,059
	Omnicom Group Inc.	362,383	35,064
	AT&T Inc.	1,867,150	32,862
*	Live Nation Entertainment Inc.	305,252	32,287
	Electronic Arts Inc.	144,900	19,224
	Verizon Communications Inc.	322,290	13,523
*	Spotify Technology SA	22,900	6,043
	Iridium Communications Inc.	139,800	3,657
*	Yelp Inc.	81,101	3,195
*	Trade Desk Inc. Class A	34,100	2,981
	Comcast Corp. Class A	51,000	2,211
*	Lumen Technologies Inc.	941,300	1,468
*	Liberty Broadband Corp. Class C	20,900	1,196
*	Liberty Media Corp. - Liberty SiriusXM Class C	39,089	1,161
[1]	Sirius XM Holdings Inc.	239,800	930
*	Liberty Global Ltd. Class A	52,200	883
*	Liberty Media Corp. - Liberty SiriusXM Class A	29,600	879
	Fox Corp. Class B	28,500	816
*	Eventbrite Inc. Class A	144,100	790
*	Altice USA Inc. Class A	265,900	694
	Warner Music Group Corp. Class A	18,447	609
*	Globalstar Inc.	332,600	489
*	Gannett Co. Inc.	182,200	445
*	AMC Networks Inc. Class A	30,300	368
	New York Times Co. Class A	7,910	342
*	QuinStreet Inc.	14,466	256
*	United States Cellular Corp.	6,300	230
*	Snap Inc. Class A	18,600	214
	ATN International Inc.	6,743	212
	Scholastic Corp.	4,900	185
		Shares	Market Value• ($000)
*	Gogo Inc.	19,300	170
*	Lions Gate Entertainment Corp. Class B	17,336	161
*	Vimeo Inc.	36,000	147
*	Liberty Media Corp. - Liberty Formula One Class A	2,400	141
	IDT Corp. Class B	3,299	125
	Fox Corp. Class A	3,800	119
	Gray Television Inc.	14,100	89
*	WideOpenWest Inc.	22,734	82
	Telephone and Data Systems Inc.	4,800	77
	John Wiley & Sons Inc. Class A	1,900	72
*	EW Scripps Co. Class A	15,494	61
	Sinclair Inc.	4,093	55
*	Lions Gate Entertainment Corp. Class A	5,338	53
*	DHI Group Inc.	11,100	28
*	Madison Square Garden Sports Corp.	100	18
	Entravision Communications Corp. Class A	7,000	12
*	comScore Inc.	594	9
*,2	Yandex NV Class A	23,500	—
			1,197,658
Consumer Discretionary (14.8%)
*	Amazon.com Inc.	3,948,958	712,313
*	Chipotle Mexican Grill Inc.	54,357	158,003
	Booking Holdings Inc.	33,877	122,902
	Ross Stores Inc.	724,715	106,359
	Lennar Corp. Class A	486,706	83,704
*	AutoZone Inc.	26,424	83,279
	TJX Cos. Inc.	787,450	79,863
	Starbucks Corp.	865,573	79,105
*	Tesla Inc.	430,900	75,748
	Marriott International Inc. Class A	276,812	69,842
	Home Depot Inc.	172,182	66,049
	McDonald's Corp.	201,049	56,686
*	Ulta Beauty Inc.	89,463	46,778
	DR Horton Inc.	206,950	34,054
	PulteGroup Inc.	272,603	32,881
	NIKE Inc. Class B	340,304	31,982
	Ralph Lauren Corp.	167,068	31,369

Growth and Income Fund
		Shares	Market Value• ($000)
	Lowe's Cos. Inc.	99,640	25,381
	Genuine Parts Co.	149,100	23,100
*	Lululemon Athletica Inc.	55,980	21,869
*	Royal Caribbean Cruises Ltd.	144,199	20,045
*	Expedia Group Inc.	133,490	18,388
*	Airbnb Inc. Class A	107,500	17,733
	Yum! Brands Inc.	113,693	15,764
	eBay Inc.	297,521	15,703
*	O'Reilly Automotive Inc.	13,440	15,172
	Hilton Worldwide Holdings Inc.	67,010	14,294
	Domino's Pizza Inc.	27,840	13,833
	Las Vegas Sands Corp.	254,850	13,176
	Advance Auto Parts Inc.	118,900	10,117
	Bath & Body Works Inc.	163,470	8,177
	Darden Restaurants Inc.	47,627	7,961
	Williams-Sonoma Inc.	24,578	7,804
	H&R Block Inc.	133,400	6,551
	Tapestry Inc.	118,593	5,631
*	Duolingo Inc.	21,600	4,765
	VF Corp.	254,800	3,909
	General Motors Co.	78,700	3,569
	Marriott Vacations Worldwide Corp.	28,719	3,094
*	NVR Inc.	371	3,005
*	Mohawk Industries Inc.	22,120	2,895
*	Deckers Outdoor Corp.	2,600	2,447
	Wynn Resorts Ltd.	23,300	2,382
*	Chegg Inc.	308,200	2,333
	Newell Brands Inc.	240,000	1,927
*	Skechers USA Inc. Class A	28,265	1,731
	Harley-Davidson Inc.	37,500	1,640
	Phinia Inc.	39,000	1,499
*	Figs Inc. Class A	293,391	1,461
	Penske Automotive Group Inc.	7,700	1,247
*	Caesars Entertainment Inc.	27,500	1,203
*	Coursera Inc.	77,800	1,091
	Leggett & Platt Inc.	52,800	1,011
	Acushnet Holdings Corp.	14,700	969
*	Visteon Corp.	7,700	906
	Aaron's Co. Inc.	107,900	809
*	Carvana Co.	8,300	730
*	Aptiv plc	9,071	722
	Foot Locker Inc.	24,400	695
*	Sleep Number Corp.	38,917	624
*	GoPro Inc. Class A	267,200	596
*	Adient plc	17,100	563
*	Genesco Inc.	18,915	532
	Laureate Education Inc.	34,900	508
*	Qurate Retail Inc. Series A	382,183	470
*	Playa Hotels & Resorts NV	43,700	424
*	DraftKings Inc. Class A	9,312	423
*	Grand Canyon Education Inc.	2,879	392
*	YETI Holdings Inc.	10,154	391
*	Adtalem Global Education Inc.	7,200	370
*	CarParts.com Inc.	197,064	319
	Ermenegildo Zegna NV	21,700	318
	Wyndham Hotels & Resorts Inc.	4,100	315
	Yum China Holdings Inc.	7,900	314
		Shares	Market Value• ($000)
*	Udemy Inc.	27,751	305
*	ODP Corp.	5,700	302
	Hibbett Inc.	3,600	276
	Gap Inc.	8,600	237
	Group 1 Automotive Inc.	800	234
*	Victoria's Secret & Co.	11,900	231
*,1	Children's Place Inc.	15,200	175
*	Zumiez Inc.	11,100	169
*	Lovesac Co.	5,700	129
	American Eagle Outfitters Inc.	4,100	106
*	American Public Education Inc.	7,460	106
	Monarch Casino & Resort Inc.	1,400	105
*	Cooper-Standard Holdings Inc.	6,137	102
*	JAKKS Pacific Inc.	3,624	89
*	Universal Electronics Inc.	8,596	86
*	Noodles & Co.	43,239	83
*	LL Flooring Holdings Inc.	45,082	82
*	Under Armour Inc. Class C	10,499	75
*	iRobot Corp.	7,962	70
*	Fossil Group Inc.	66,700	68
	Build-A-Bear Workshop Inc.	2,264	68
*	Mobileye Global Inc. Class A	1,800	58
*	OneSpaWorld Holdings Ltd.	3,600	48
*	Rush Street Interactive Inc.	7,178	47
	Cato Corp. Class A	5,847	34
*	Container Store Group Inc.	19,800	23
	Monro Inc.	499	16
*	Duluth Holdings Inc. Class B	2,768	14
*	2U Inc.	28,600	11
*	American Outdoor Brands Inc.	1,008	9
*	Barnes & Noble Education Inc.	3,790	3
			2,187,576
Consumer Staples (4.0%)
	Target Corp.	542,350	96,110
	Procter & Gamble Co.	591,283	95,936
	Walmart Inc.	1,363,056	82,015
	Costco Wholesale Corp.	71,191	52,157
	PepsiCo Inc.	266,767	46,687
	Coca-Cola Co.	576,043	35,242
	Kimberly-Clark Corp.	185,900	24,046
	Sysco Corp.	263,294	21,374
	Clorox Co.	136,670	20,926
	Kroger Co.	338,800	19,356
*	Monster Beverage Corp.	218,626	12,960
	Colgate-Palmolive Co.	136,847	12,323
	Archer-Daniels-Midland Co.	174,900	10,986
	Hershey Co.	54,200	10,542
	Molson Coors Beverage Co. Class B	142,142	9,559
	Philip Morris International Inc.	57,400	5,259
	Coca-Cola Europacific Partners plc	72,900	5,099
	Altria Group Inc.	98,400	4,292

Growth and Income Fund
		Shares	Market Value• ($000)
*	Vita Coco Co. Inc.	167,563	4,094
	General Mills Inc.	54,000	3,778
	WK Kellogg Co.	166,200	3,125
*	Performance Food Group Co.	39,800	2,971
*	United Natural Foods Inc.	242,771	2,789
	Keurig Dr Pepper Inc.	74,700	2,291
	Coca-Cola Consolidated Inc.	2,300	1,947
	Vector Group Ltd.	122,000	1,337
	Tyson Foods Inc. Class A	22,300	1,310
	McCormick & Co. Inc.	16,500	1,267
	Albertsons Cos. Inc. Class A	44,800	961
	Nu Skin Enterprises Inc. Class A	61,812	855
	Conagra Brands Inc.	19,600	581
*	Boston Beer Co. Inc. Class A	1,600	487
	Medifast Inc.	12,400	475
	SpartanNash Co.	22,600	457
	Estee Lauder Cos. Inc. Class A	2,500	385
*	Olaplex Holdings Inc.	141,800	272
*	Celsius Holdings Inc.	1,500	124
	Nomad Foods Ltd.	6,100	119
	Flowers Foods Inc.	4,100	97
	Hormel Foods Corp.	2,500	87
*	Hain Celestial Group Inc.	9,600	76
*	BellRing Brands Inc.	700	41
	Kellanova	100	6
			594,801
Energy (3.4%)
	Exxon Mobil Corp.	1,834,725	213,268
	Shell plc ADR	1,324,181	88,773
	Cheniere Energy Inc.	187,600	30,256
	Marathon Petroleum Corp.	126,570	25,504
	Targa Resources Corp.	188,590	21,120
	Baker Hughes Co.	499,210	16,724
	Valero Energy Corp.	97,294	16,607
	Schlumberger NV	256,369	14,052
	Devon Energy Corp.	273,325	13,715
	ConocoPhillips	66,300	8,439
	Pioneer Natural Resources Co.	31,400	8,242
	Kinder Morgan Inc.	269,915	4,950
*	CNX Resources Corp.	142,700	3,385
	Range Resources Corp.	96,900	3,336
	Marathon Oil Corp.	106,930	3,030
*	Southwestern Energy Co.	368,458	2,793
	Williams Cos. Inc.	69,200	2,697
	Coterra Energy Inc.	94,700	2,640
*	Antero Resources Corp.	87,300	2,532
*	Gulfport Energy Corp.	15,000	2,402
	Equitrans Midstream Corp.	172,000	2,148
	Phillips 66	12,900	2,107
	Occidental Petroleum Corp.	22,100	1,436
	Ovintiv Inc. (XNYS)	23,500	1,220
	Golar LNG Ltd.	42,700	1,027
	PBF Energy Inc. Class A	17,400	1,002
*	REX American Resources Corp.	10,350	608
	Delek US Holdings Inc.	12,616	388
		Shares	Market Value• ($000)
*	Teekay Corp.	53,007	386
	Murphy Oil Corp.	2,300	105
[1]	Frontline plc	3,628	85
*	TETRA Technologies Inc.	18,000	80
*	Green Plains Inc.	3,400	79
	CONSOL Energy Inc.	700	59
	FutureFuel Corp.	5,600	45
	Liberty Energy Inc.	2,094	43
	VAALCO Energy Inc.	2,300	16
	Geopark Ltd.	1,400	13
*	Gevo Inc.	5,300	4
	NOV Inc.	200	4
*	Oil States International Inc.	500	3
			495,323
Financials (12.7%)
	Visa Inc. Class A	912,793	254,742
	Wells Fargo & Co.	3,148,208	182,470
	American Express Co.	674,101	153,486
*	Berkshire Hathaway Inc. Class B	337,707	142,013
	Mastercard Inc. Class A	203,270	97,889
	JPMorgan Chase & Co.	438,361	87,804
	KKR & Co. Inc.	808,296	81,298
	Ares Management Corp. Class A	503,103	66,903
	Progressive Corp.	320,971	66,383
	S&P Global Inc.	132,293	56,284
	Northern Trust Corp.	588,320	52,313
	Apollo Global Management Inc.	266,300	29,945
	W R Berkley Corp.	338,145	29,906
	MSCI Inc.	51,580	28,908
*	NU Holdings Ltd. Class A	2,391,800	28,534
	M&T Bank Corp.	196,030	28,511
	Capital One Financial Corp.	173,810	25,879
	Charles Schwab Corp.	352,860	25,526
	CME Group Inc.	118,460	25,503
	Cincinnati Financial Corp.	200,400	24,884
	Bank of America Corp.	587,843	22,291
	Travelers Cos. Inc.	91,618	21,085
	MetLife Inc.	282,150	20,910
	Fifth Third Bancorp	547,020	20,355
	Chubb Ltd.	77,550	20,096
	Cboe Global Markets Inc.	99,070	18,202
*	Fiserv Inc.	101,640	16,244
	Zions Bancorp NA	369,900	16,054
	Moody's Corp.	35,933	14,123
	Everest Group Ltd.	34,519	13,721
	US Bancorp	300,570	13,435
	Fidelity National Information Services Inc.	178,700	13,256
*	Arch Capital Group Ltd.	127,629	11,798
	Discover Financial Services	87,540	11,476
*	PayPal Holdings Inc.	162,430	10,881
	Affiliated Managers Group Inc.	51,981	8,705
	Brown & Brown Inc.	94,960	8,313
	Globe Life Inc.	70,078	8,155
*	Corpay Inc.	25,820	7,967
	Marsh & McLennan Cos. Inc.	35,700	7,353
	Morgan Stanley	72,700	6,845
	Assurant Inc.	33,799	6,362

Growth and Income Fund
		Shares	Market Value• ($000)
	Loews Corp.	80,917	6,335
	American International Group Inc.	79,600	6,222
	Virtu Financial Inc. Class A	282,300	5,793
	Allstate Corp.	31,740	5,491
	Franklin Resources Inc.	192,992	5,425
	T Rowe Price Group Inc.	40,100	4,889
	Bank of New York Mellon Corp.	84,400	4,863
	Unum Group	87,300	4,685
	FS KKR Capital Corp.	219,900	4,193
	State Street Corp.	46,100	3,564
	Nasdaq Inc.	56,200	3,546
	Western Union Co.	247,500	3,460
	Synchrony Financial	79,140	3,413
	Truist Financial Corp.	59,300	2,312
	Federated Hermes Inc.	49,313	1,781
*	Affirm Holdings Inc.	47,500	1,770
	OneMain Holdings Inc.	33,300	1,701
*	StoneCo. Ltd. Class A	99,800	1,658
	Blackstone Inc.	11,500	1,511
	Enact Holdings Inc.	47,700	1,487
	Aflac Inc.	15,800	1,357
	KeyCorp.	70,921	1,121
	Ameriprise Financial Inc.	2,500	1,096
	First Horizon Corp.	67,500	1,039
*	Customers Bancorp Inc.	17,859	948
	Burford Capital Ltd.	58,200	929
*	Enova International Inc.	14,216	893
	Arthur J Gallagher & Co.	3,400	850
	BOK Financial Corp.	8,200	754
	Nelnet Inc. Class A	7,601	719
	Citizens Financial Group Inc.	17,900	650
	Invesco Ltd.	37,600	624
*	EZCorp. Inc. Class A	54,600	619
	PNC Financial Services Group Inc.	3,500	566
*	Brighthouse Financial Inc.	10,900	562
	PROG Holdings Inc.	15,800	544
	Prudential Financial Inc.	4,600	540
	Rithm Capital Corp.	47,900	535
*	Flywire Corp.	20,921	519
	Ladder Capital Corp.	43,600	485
	Ally Financial Inc.	11,900	483
*	Encore Capital Group Inc.	10,500	479
	James River Group Holdings Ltd.	46,500	432
	Chimera Investment Corp.	88,604	408
	Lincoln National Corp.	12,400	396
	Live Oak Bancshares Inc.	9,400	390
	Kinsale Capital Group Inc.	700	367
	Federal Agricultural Mortgage Corp. Class C	1,834	361
*	LendingClub Corp.	39,100	344
*	WEX Inc.	1,400	333
	Navient Corp.	18,900	329
*	Paysafe Ltd.	20,600	325
	PennyMac Mortgage Investment Trust	21,600	317
	MGIC Investment Corp.	14,100	315
	First Foundation Inc.	38,793	293
		Shares	Market Value• ($000)
	KKR Real Estate Finance Trust Inc.	28,500	287
	Berkshire Hills Bancorp Inc.	12,200	280
	Bank OZK	5,900	268
*	Payoneer Global Inc.	51,400	250
*	PRA Group Inc.	9,495	248
	First Internet Bancorp	6,948	241
	Granite Point Mortgage Trust Inc.	47,700	228
	Hanmi Financial Corp.	13,681	218
*	Green Dot Corp. Class A	20,400	190
	Jefferies Financial Group Inc.	3,983	176
	Sandy Spring Bancorp Inc.	6,700	155
	Huntington Bancshares Inc.	11,000	153
	Bank of NT Butterfield & Son Ltd.	4,600	147
	Carlyle Secured Lending Inc.	5,400	88
	Aon plc Class A (XNYS)	200	67
	Eagle Bancorp Inc.	2,500	59
*	Donnelley Financial Solutions Inc.	699	43
	Hartford Financial Services Group Inc.	400	41
	HomeTrust Bancshares Inc.	1,462	40
	Central Pacific Financial Corp.	1,600	32
*	Open Lending Corp. Class A	4,600	29
	FirstCash Holdings Inc.	100	13
*	MBIA Inc.	475	3
			1,885,085
Health Care (11.6%)
	Eli Lilly & Co.	277,490	215,876
	Merck & Co. Inc.	1,596,760	210,692
	UnitedHealth Group Inc.	229,121	113,346
	AbbVie Inc.	576,440	104,970
*	Boston Scientific Corp.	1,334,634	91,409
*	Vertex Pharmaceuticals Inc.	214,708	89,750
*	Centene Corp.	1,080,810	84,822
	Humana Inc.	203,530	70,568
*	Edwards Lifesciences Corp.	725,187	69,299
	Laboratory Corp. of America Holdings	315,163	68,851
	Elevance Health Inc.	99,846	51,774
	Johnson & Johnson	308,769	48,844
	Pfizer Inc.	1,722,900	47,810
	Amgen Inc.	155,516	44,216
	Stryker Corp.	95,430	34,152
*	Incyte Corp.	473,780	26,991
	Cigna Group	72,430	26,306
	Cencora Inc.	104,230	25,327
	Bristol-Myers Squibb Co.	386,447	20,957
	Cardinal Health Inc.	177,230	19,832
	HCA Healthcare Inc.	57,154	19,063
	CVS Health Corp.	202,657	16,164
*	IQVIA Holdings Inc.	63,070	15,950
	Becton Dickinson & Co.	59,300	14,674
*	Molina Healthcare Inc.	33,152	13,620
	ResMed Inc.	67,630	13,393

Growth and Income Fund
		Shares	Market Value• ($000)
*	DexCom Inc.	94,350	13,086
	Zoetis Inc.	67,890	11,488
*	Insulet Corp.	65,590	11,242
	Gilead Sciences Inc.	150,500	11,024
*	Medpace Holdings Inc.	24,700	9,983
	Medtronic plc	103,900	9,055
	Alcon Inc.	107,700	8,970
	Thermo Fisher Scientific Inc.	14,200	8,253
*	Hologic Inc.	87,700	6,837
*	Regeneron Pharmaceuticals Inc.	6,700	6,449
*	Intuitive Surgical Inc.	15,800	6,306
	Zimmer Biomet Holdings Inc.	42,100	5,556
*	Illumina Inc.	31,620	4,342
	Abbott Laboratories	33,338	3,789
*	ACADIA Pharmaceuticals Inc.	198,600	3,672
	Patterson Cos. Inc.	112,600	3,113
*	Biohaven Ltd.	53,000	2,899
	Universal Health Services Inc. Class B	14,200	2,591
	West Pharmaceutical Services Inc.	6,500	2,572
*	Neurocrine Biosciences Inc.	13,800	1,903
*	Owens & Minor Inc.	64,300	1,782
*	Corcept Therapeutics Inc.	67,600	1,703
*	Sarepta Therapeutics Inc.	11,700	1,515
	Embecta Corp.	113,200	1,502
	Revvity Inc.	13,487	1,416
*	Nevro Corp.	93,900	1,356
	Agilent Technologies Inc.	8,900	1,295
	Cooper Cos. Inc.	12,390	1,257
*	Vir Biotechnology Inc.	69,400	703
*	Enanta Pharmaceuticals Inc.	39,900	697
*	Alkermes plc	24,239	656
*	Celldex Therapeutics Inc.	15,100	634
*	Qiagen NV	13,100	563
*	Nuvalent Inc. Class A	7,000	526
*	Pediatrix Medical Group Inc.	51,405	516
*	LivaNova plc	8,900	498
*	Zimvie Inc.	27,502	454
*	Integra LifeSciences Holdings Corp.	10,700	379
*	Fate Therapeutics Inc.	51,000	374
*	Akero Therapeutics Inc.	12,400	313
*	Myriad Genetics Inc.	14,600	311
*	Fulcrum Therapeutics Inc.	32,400	306
*	Travere Therapeutics Inc.	39,400	304
*	QuidelOrtho Corp.	6,200	297
	DENTSPLY SIRONA Inc.	8,800	292
*	Teladoc Health Inc.	18,700	282
*	Amylyx Pharmaceuticals Inc.	88,600	252
*	Silk Road Medical Inc.	13,600	249
*	Ideaya Biosciences Inc.	5,600	246
*	Maravai LifeSciences Holdings Inc. Class A	27,500	238
*	Fortrea Holdings Inc.	5,907	237
*	Semler Scientific Inc.	7,305	213
*	OmniAb Inc.	38,200	207
*	Replimune Group Inc.	25,200	206
		Shares	Market Value• ($000)
*	Ironwood Pharmaceuticals Inc.	23,000	200
*	Mettler-Toledo International Inc.	150	200
*	Hims & Hers Health Inc.	12,891	199
*	PTC Therapeutics Inc.	6,800	198
*	ModivCare Inc.	7,400	174
*	Inspire Medical Systems Inc.	796	171
*	AngioDynamics Inc.	28,900	170
*	Kodiak Sciences Inc.	32,000	168
*	ICON plc	500	168
*	Rapt Therapeutics Inc.	14,000	126
*	OptimizeRx Corp.	10,288	125
*	Brookdale Senior Living Inc.	18,400	122
*	Protagonist Therapeutics Inc.	3,978	115
*	Ventyx Biosciences Inc.	19,000	105
*	Vanda Pharmaceuticals Inc.	22,100	91
*	Exelixis Inc.	3,600	85
*	Edgewise Therapeutics Inc.	4,000	73
*	Quanterix Corp.	3,000	71
*	Inotiv Inc.	5,800	63
*	Stoke Therapeutics Inc.	4,600	62
*	uniQure NV	10,000	52
*	Joint Corp.	3,500	46
*	Sangamo Therapeutics Inc.	66,568	45
*	Agenus Inc.	69,600	40
*	CorMedix Inc.	9,457	40
*	Accuray Inc.	13,021	32
*	Mersana Therapeutics Inc.	6,000	27
*	Allakos Inc.	14,676	18
*	CareDx Inc.	1,400	15
*	Sage Therapeutics Inc.	700	13
*	Codexis Inc.	1,000	3
*,2	Radius Health Inc. CVR	17,800	1
*	Xeris Biopharma Holdings Inc.	33	—
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $681)	65	—
			1,716,583
Industrials (8.9%)
	General Dynamics Corp.	501,267	141,603
*	Uber Technologies Inc.	1,380,196	106,261
	Caterpillar Inc.	201,834	73,958
	Lockheed Martin Corp.	140,300	63,818
	Leidos Holdings Inc.	441,518	57,879
	Fortive Corp.	644,517	55,441
	Westinghouse Air Brake Technologies Corp.	378,150	55,089
*	Builders FirstSource Inc.	235,854	49,187
	Automatic Data Processing Inc.	183,518	45,832
	General Electric Co.	248,431	43,607
	WW Grainger Inc.	41,388	42,104
	Fastenal Co.	468,991	36,178
	Textron Inc.	362,260	34,752
	PACCAR Inc.	257,039	31,845
	Otis Worldwide Corp.	307,886	30,564
	Cintas Corp.	41,040	28,196
	Parker-Hannifin Corp.	50,367	27,994

Growth and Income Fund
		Shares	Market Value• ($000)
	Delta Air Lines Inc.	557,926	26,708
	Trane Technologies plc	82,650	24,812
	Eaton Corp. plc	75,290	23,542
*	Boeing Co.	120,260	23,209
	Xylem Inc.	171,800	22,203
	Howmet Aerospace Inc.	296,900	20,317
	Waste Management Inc.	80,960	17,257
	Northrop Grumman Corp.	26,700	12,780
	Johnson Controls International plc	193,500	12,639
	A O Smith Corp.	138,564	12,396
	Snap-on Inc.	40,200	11,908
	FedEx Corp.	39,300	11,387
	Republic Services Inc.	55,200	10,568
	Paycom Software Inc.	45,900	9,135
	3M Co.	85,685	9,089
	Deere & Co.	21,500	8,831
	United Parcel Service Inc. Class B (XNYS)	52,285	7,771
*	NEXTracker Inc. Class A	132,900	7,478
	Carrier Global Corp.	120,572	7,009
	Paychex Inc.	56,200	6,901
	Emerson Electric Co.	53,800	6,102
*	AerCap Holdings NV	69,700	6,058
*	Axon Enterprise Inc.	18,740	5,863
	Illinois Tool Works Inc.	20,825	5,588
	Verisk Analytics Inc.	22,561	5,318
	TransDigm Group Inc.	3,840	4,729
	Encore Wire Corp.	17,600	4,625
*	Parsons Corp.	55,300	4,587
*	Fluor Corp.	93,900	3,970
	Ferguson plc	17,700	3,866
*	Masterbrand Inc.	188,200	3,527
	KBR Inc.	52,200	3,323
	CH Robinson Worldwide Inc.	41,380	3,151
	Wabash National Corp.	105,025	3,144
	Ingersoll Rand Inc. (XYNS)	33,100	3,143
	United Rentals Inc.	3,600	2,596
	Union Pacific Corp.	10,551	2,595
	Pentair plc	30,058	2,568
	Quanta Services Inc.	9,880	2,567
	RTX Corp.	24,434	2,383
	Advanced Drainage Systems Inc.	11,800	2,032
	L3Harris Technologies Inc.	8,800	1,875
	Valmont Industries Inc.	8,000	1,826
*	Legalzoom.com Inc.	117,600	1,569
	Brady Corp. Class A	26,000	1,541
	Shyft Group Inc.	87,301	1,084
	Honeywell International Inc.	5,000	1,026
	Broadridge Financial Solutions Inc.	4,400	901
*	Generac Holdings Inc.	7,100	896
	Griffon Corp.	12,200	895
*	WillScot Mobile Mini Holdings Corp.	15,600	725
*	CACI International Inc. Class A	1,900	720
	Woodward Inc.	4,000	617
	Enerpac Tool Group Corp.	15,800	563
*	Triumph Group Inc.	36,400	548
*	Air Transport Services Group Inc.	37,872	521
		Shares	Market Value• ($000)
*	Enviri Corp.	56,200	514
	Expeditors International of Washington Inc.	4,121	501
	AMETEK Inc.	2,700	494
	Rollins Inc.	10,400	481
*	Blue Bird Corp.	11,800	452
*	TrueBlue Inc.	34,700	434
*	Conduent Inc.	126,100	426
	Acuity Brands Inc.	1,500	403
	REV Group Inc.	16,800	371
*	Copart Inc.	5,900	342
	MillerKnoll Inc.	13,700	339
	Copa Holdings SA Class A	2,352	245
	Tennant Co.	2,000	243
	CSX Corp.	6,400	237
*	RXO Inc.	10,400	227
*	American Superconductor Corp.	14,100	191
*	Babcock & Wilcox Enterprises Inc.	152,700	173
	Greenbrier Cos. Inc.	3,299	172
	Hexcel Corp.	2,200	160
	Southwest Airlines Co.	5,000	146
*	Kirby Corp.	1,500	143
	TTEC Holdings Inc.	12,576	130
	Flowserve Corp.	2,800	128
	Maximus Inc.	1,345	113
	Allegion plc	800	108
	Marten Transport Ltd.	5,573	103
*	Titan International Inc.	7,100	89
*	Driven Brands Holdings Inc.	5,400	85
	Argan Inc.	1,500	76
*	AZEK Co. Inc.	1,300	65
*	IBEX Holdings Ltd.	3,910	60
*	Kornit Digital Ltd.	3,000	54
	AECOM	500	49
*	Northwest Pipe Co.	1,200	42
*	TELUS International CDA Inc.	3,000	25
	Quad/Graphics Inc.	4,240	23
	Pitney Bowes Inc.	4,800	21
*	Hudson Technologies Inc.	1,700	19
	Covenant Logistics Group Inc.	300	14
*	Great Lakes Dredge & Dock Corp.	1,500	13
*	Franklin Covey Co.	159	6
			1,315,207
Information Technology (28.8%)
	Microsoft Corp.	2,370,149	997,169
	NVIDIA Corp.	847,582	765,841
	Apple Inc.	3,210,212	550,487
	Salesforce Inc.	509,415	153,426
*	Adobe Inc.	286,446	144,541
	Texas Instruments Inc.	717,380	124,975
	Micron Technology Inc.	976,718	115,145
*	ServiceNow Inc.	146,638	111,797
	Broadcom Inc.	75,246	99,732
*	Advanced Micro Devices Inc.	551,255	99,496
*	Arista Networks Inc.	342,735	99,386
	KLA Corp.	141,969	99,175
	Intuit Inc.	150,474	97,808
*	Synopsys Inc.	139,544	79,749
	Accenture plc Class A	194,113	67,282

Growth and Income Fund
		Shares	Market Value• ($000)
	NetApp Inc.	600,276	63,011
	Cisco Systems Inc.	895,778	44,708
*	Gartner Inc.	81,572	38,883
	Entegris Inc.	254,210	35,727
	Applied Materials Inc.	173,110	35,700
*	Autodesk Inc.	130,390	33,956
*	VeriSign Inc.	166,586	31,570
	Jabil Inc.	233,302	31,251
	International Business Machines Corp.	155,537	29,701
	NXP Semiconductors NV	111,640	27,661
*	MongoDB Inc.	72,790	26,105
	QUALCOMM Inc.	145,970	24,713
	Oracle Corp.	152,600	19,168
*	Fortinet Inc.	276,300	18,874
	TE Connectivity Ltd.	128,190	18,618
*	Cadence Design Systems Inc.	58,620	18,247
	Vontier Corp.	316,690	14,365
*	Palantir Technologies Inc. Class A	596,700	13,730
*	ON Semiconductor Corp.	167,700	12,334
	Gen Digital Inc. (XNGS)	458,085	10,261
	Lam Research Corp.	10,300	10,007
	Motorola Solutions Inc.	26,760	9,499
*	DocuSign Inc.	117,610	7,004
*	Enphase Energy Inc.	51,700	6,255
*	ANSYS Inc.	17,240	5,985
	Amdocs Ltd.	62,900	5,684
*	Sanmina Corp.	78,800	4,900
	Intel Corp.	107,800	4,762
	HP Inc.	155,383	4,696
	Seagate Technology Holdings plc	47,540	4,424
*	Flex Ltd.	152,300	4,357
*	Fair Isaac Corp.	3,000	3,749
	Microchip Technology Inc.	39,329	3,528
	Cognizant Technology Solutions Corp. Class A	45,580	3,341
*	Teradata Corp.	82,400	3,186
*	Kyndryl Holdings Inc.	119,500	2,600
*	Akamai Technologies Inc.	22,900	2,491
*	MaxLinear Inc.	128,300	2,395
*	Check Point Software Technologies Ltd.	13,300	2,181
	InterDigital Inc.	18,200	1,938
*	Western Digital Corp.	26,400	1,802
	Analog Devices Inc.	8,900	1,760
*	Appfolio Inc. Class A	6,700	1,653
	Amphenol Corp. Class A	12,700	1,465
*	Yext Inc.	207,600	1,252
*	NetScout Systems Inc.	45,762	999
*	Photronics Inc.	24,696	699
*,1	Maxeon Solar Technologies Ltd.	192,900	642
*	Credo Technology Group Holding Ltd.	29,471	625
*	Consensus Cloud Solutions Inc.	39,343	624
*	Digital Turbine Inc.	197,200	517
*	Extreme Networks Inc.	41,900	484
	Methode Electronics Inc.	32,000	390
*	Pure Storage Inc. Class A	7,326	381
*	Qorvo Inc.	3,300	379
*	Applied Optoelectronics Inc.	26,400	366
		Shares	Market Value• ($000)
*	TTM Technologies Inc.	19,500	305
	Badger Meter Inc.	1,730	280
*	Veeco Instruments Inc.	7,900	278
*	Daktronics Inc.	26,300	262
*,1	Canadian Solar Inc.	11,685	231
*	Rimini Street Inc.	66,634	217
*	Infinera Corp.	35,500	214
*	Nutanix Inc. Class A	3,400	210
[1]	Logitech International SA (Registered)	2,122	190
*	Dynatrace Inc.	3,900	181
	Pegasystems Inc.	2,800	181
*	Lightspeed Commerce Inc. (XTSE)	12,800	180
*	PDF Solutions Inc.	4,900	165
*	Unisys Corp.	32,900	162
*	Expensify Inc. Class A	85,000	156
*	Upland Software Inc.	49,774	154
*	Tower Semiconductor Ltd.	4,600	154
*	Samsara Inc. Class A	3,500	132
*	Everspin Technologies Inc.	15,769	125
*	Xperi Inc.	9,647	116
	AudioCodes Ltd.	8,749	114
*	CommScope Holding Co. Inc.	83,000	109
*	NETGEAR Inc.	5,161	81
*	Domo Inc. Class B	8,925	80
*	WM Technology Inc.	57,600	77
*	Plexus Corp.	800	76
*	Weave Communications Inc.	5,959	68
	Hewlett Packard Enterprise Co.	3,700	66
*	IPG Photonics Corp.	500	45
*	NCR Voyix Corp.	2,800	35
*	Brightcove Inc.	17,029	33
*	SecureWorks Corp. Class A	4,850	33
*	Workiva Inc.	379	32
*	ACI Worldwide Inc.	890	30
*	8x8 Inc.	10,500	28
*	Kopin Corp.	4,700	8
			4,266,420
Materials (1.9%)
	Linde plc	142,930	66,365
	Celanese Corp.	356,724	61,307
	Sherwin-Williams Co.	87,400	30,357
	FMC Corp.	467,395	29,773
	Ecolab Inc.	55,500	12,815
	Mosaic Co.	312,800	10,153
	Freeport-McMoRan Inc.	193,300	9,089
	Dow Inc.	138,200	8,006
	PPG Industries Inc.	55,100	7,984
	CRH plc	90,200	7,781
	Air Products and Chemicals Inc.	23,100	5,596
	Corteva Inc.	88,700	5,115
	Nutrien Ltd.	76,700	4,166
	Vulcan Materials Co.	14,700	4,012
	Huntsman Corp.	143,600	3,738
	Nucor Corp.	17,500	3,463
	DuPont de Nemours Inc.	15,200	1,165
	LyondellBasell Industries NV Class A	9,039	925
	Westrock Co.	12,600	623

Growth and Income Fund
		Shares	Market Value• ($000)
*	Axalta Coating Systems Ltd.	15,400	530
*	LSB Industries Inc.	55,600	488
*	O-I Glass Inc.	28,800	478
	American Vanguard Corp.	33,700	436
*	Intrepid Potash Inc.	20,895	436
	Warrior Met Coal Inc.	7,000	425
	Packaging Corp. of America	2,200	418
	Orion SA	17,600	414
	RPM International Inc.	3,131	372
	Martin Marietta Materials Inc.	560	344
	Steel Dynamics Inc.	1,985	294
	Sealed Air Corp.	7,500	279
*	Alto Ingredients Inc.	73,582	160
*	Constellium SE	6,400	141
	Mativ Holdings Inc.	6,300	118
*	Ranpak Holdings Corp.	14,300	113
	SunCoke Energy Inc.	8,100	91
*	Clearwater Paper Corp.	1,800	79
*	Glatfelter Corp.	38,600	77
*	SilverCrest Metals Inc.	11,549	77
	Trinseo plc	19,500	74
	International Paper Co.	1,300	51
	Louisiana-Pacific Corp.	200	17
	Valhi Inc.	895	15
	Alamos Gold Inc. Class A	400	6
			278,366
Other (0.4%)
[1]	SPDR S&P 500 ETF Trust	111,377	58,258
*,2	Paratek Pharmaceuticals Inc. CVR	15,782	1
*,2	Aduro Biotech Inc. CVR	67	—
*,2	Achillion Pharmaceuticals Inc. CVR	400	—
*,2	Strongbridge Biopharm CVR	335	—
*,2	GCI Liberty Inc.	100	—
			58,259
Real Estate (1.0%)
	Welltower Inc.	514,638	48,088
	American Tower Corp.	125,260	24,750
	SBA Communications Corp.	68,770	14,902
	Digital Realty Trust Inc.	93,200	13,425
	Host Hotels & Resorts Inc.	600,050	12,409
	Boston Properties Inc.	137,720	8,994
	Simon Property Group Inc.	32,303	5,055
	Healthpeak Properties Inc.	212,820	3,990
	Equity Residential	62,900	3,970
	Equinix Inc.	3,000	2,476
	First Industrial Realty Trust Inc.	40,000	2,102
	VICI Properties Inc.	47,800	1,424
	Vornado Realty Trust	36,544	1,051
	Americold Realty Trust Inc.	38,200	952
	Phillips Edison & Co. Inc.	25,164	903
	CareTrust REIT Inc.	34,900	851
	UDR Inc.	20,800	778
*	CBRE Group Inc. Class A	7,652	744
	Ventas Inc.	16,600	723
	Iron Mountain Inc.	7,600	610
		Shares	Market Value• ($000)
*	Anywhere Real Estate Inc.	95,200	588
	American Homes 4 Rent Class A	15,969	587
	Mid-America Apartment Communities Inc.	4,000	526
	Crown Castle Inc.	4,411	467
	Healthcare Realty Trust Inc.	32,000	453
	Kimco Realty Corp.	22,600	443
	Omega Healthcare Investors Inc.	12,700	402
	Regency Centers Corp.	6,200	375
	Cousins Properties Inc.	13,800	332
	Federal Realty Investment Trust	3,000	306
	Veris Residential Inc.	17,728	270
*	CoStar Group Inc.	2,700	261
	Camden Property Trust	1,957	193
	Public Storage	600	174
	Uniti Group Inc.	28,300	167
	Apartment Income REIT Corp.	5,000	162
	Industrial Logistics Properties Trust	36,712	157
*	Douglas Elliman Inc.	90,700	143
	Hudson Pacific Properties Inc.	21,888	141
	Prologis Inc.	600	78
	Office Properties Income Trust	37,500	77
*	Forestar Group Inc.	1,400	56
	Orion Office REIT Inc.	15,300	54
*	Apartment Investment and Management Co. Class A	6,500	53
	Alexander & Baldwin Inc.	2,300	38
	City Office REIT Inc.	6,900	36
*	Five Point Holdings LLC Class A	500	2
			154,738
Utilities (1.5%)
	Exelon Corp.	3,674,335	138,045
	Consolidated Edison Inc.	251,400	22,830
	Constellation Energy Corp.	35,855	6,628
	Xcel Energy Inc.	113,610	6,107
	PG&E Corp.	330,716	5,543
	Edison International	72,700	5,142
	NextEra Energy Inc.	60,220	3,849
	AES Corp.	186,300	3,340
	Atmos Energy Corp.	27,416	3,259
	Southern Co.	41,100	2,948
	CenterPoint Energy Inc.	101,913	2,903
	Eversource Energy	42,940	2,566
	NRG Energy Inc.	31,998	2,166
	UGI Corp.	88,000	2,159
	Entergy Corp.	20,153	2,130
	Pinnacle West Capital Corp.	26,700	1,995
	Sempra	27,500	1,975
	Evergy Inc.	26,000	1,388
	ALLETE Inc.	14,200	847
	MGE Energy Inc.	9,700	764
	National Fuel Gas Co.	12,800	688
	Duke Energy Corp.	6,500	629

Growth and Income Fund
		Shares	Market Value• ($000)
	American States Water Co.	5,700	412
	NiSource Inc.	13,100	362
	WEC Energy Group Inc.	2,900	238
	DTE Energy Co.	1,400	157
	Alliant Energy Corp.	1,200	60
	PNM Resources Inc.	1,600	60
*	Montauk Renewables Inc.	12,052	50
	New Jersey Resources Corp.	300	13
			219,253
Total Common Stocks (Cost $9,396,669)			14,369,269
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[4,5]	Vanguard Market Liquidity Fund, 5.407% (Cost $417,420)	4,175,623	417,479
Total Investments (99.9%) (Cost $9,814,089)			14,786,748
Other Assets and Liabilities—Net (0.1%)			10,418
Net Assets (100%)			14,797,166
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,667,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $0, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $19,183,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	1,374	364,694	7,895

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,396,669)	14,369,269
Affiliated Issuers (Cost $417,420)	417,479
Total Investments in Securities	14,786,748
Investment in Vanguard	434
Cash	295
Cash Collateral Pledged—Futures Contracts	16,222
Receivables for Investment Securities Sold	46,182
Receivables for Accrued Income	12,018
Receivables for Capital Shares Issued	4,199
Variation Margin Receivable—Futures Contracts	17
Total Assets	14,866,115
Liabilities
Payables for Investment Securities Purchased	34,753
Collateral for Securities on Loan	19,183
Payables to Investment Advisor	3,511
Payables for Capital Shares Redeemed	10,446
Payables to Vanguard	1,056
Total Liabilities	68,949
Net Assets	14,797,166
1 Includes $18,667,000 of securities on loan.
At March 31, 2024, net assets consisted of:

Paid-in Capital	9,318,752
Total Distributable Earnings (Loss)	5,478,414
Net Assets	14,797,166

Investor Shares—Net Assets
Applicable to 58,772,575 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,652,717
Net Asset Value Per Share—Investor Shares	$62.15

Admiral Shares—Net Assets
Applicable to 109,865,012 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,144,449
Net Asset Value Per Share—Admiral Shares	$101.44

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Dividends[1]	81,626
Interest[2]	8,744
Securities Lending—Net	21
Total Income	90,391
Expenses
Investment Advisory Fees—Note B
Basic Fee	8,622
Performance Adjustment	(1,536)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,755
Management and Administrative—Admiral Shares	6,649
Marketing and Distribution—Investor Shares	85
Marketing and Distribution—Admiral Shares	183
Custodian Fees	84
Shareholders’ Reports—Investor Shares	42
Shareholders’ Reports—Admiral Shares	32
Trustees’ Fees and Expenses	5
Other Expenses	11
Total Expenses	17,932
Fees Waived/Expenses Reimbursed—Note B	(632)
Net Expenses	17,300
Net Investment Income	73,091
Realized Net Gain (Loss)
Investment Securities Sold[2]	496,841
Futures Contracts	31,828
Realized Net Gain (Loss)	528,669
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,379,859
Futures Contracts	19,193
Change in Unrealized Appreciation (Depreciation)	2,399,052
Net Increase (Decrease) in Net Assets Resulting from Operations	3,000,812
1	Dividends are net of foreign withholding taxes of $46,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,386,000, $10,000, $2,000, and ($41,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	73,091	162,966
Realized Net Gain (Loss)	528,669	1,038,095
Change in Unrealized Appreciation (Depreciation)	2,399,052	813,431
Net Increase (Decrease) in Net Assets Resulting from Operations	3,000,812	2,014,492
Distributions
Investor Shares	(242,748)	(243,419)
Admiral Shares	(740,860)	(740,469)
Total Distributions	(983,608)	(983,888)
Capital Share Transactions
Investor Shares	198,760	127,575
Admiral Shares	683,550	492,457
Net Increase (Decrease) from Capital Share Transactions	882,310	620,032
Total Increase (Decrease)	2,899,514	1,650,636
Net Assets
Beginning of Period	11,897,652	10,247,016
End of Period	14,797,166	11,897,652

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$53.55	$49.02	$66.16	$54.15	$49.46	$52.17
Investment Operations
Net Investment Income[1]	.295	.701	.746	.761	.787	.823
Net Realized and Unrealized Gain (Loss) on Investments	12.719	8.483	(8.155)	14.991	6.024	(.204)
Total from Investment Operations	13.014	9.184	(7.409)	15.752	6.811	.619
Distributions
Dividends from Net Investment Income	(.322)	(.775)	(.777)	(.770)	(.815)	(.766)
Distributions from Realized Capital Gains	(4.092)	(3.879)	(8.954)	(2.972)	(1.306)	(2.563)
Total Distributions	(4.414)	(4.654)	(9.731)	(3.742)	(2.121)	(3.329)
Net Asset Value, End of Period	$62.15	$53.55	$49.02	$66.16	$54.15	$49.46
Total Return[2]	25.34%	19.81%	-13.94%	30.22%	14.07%	2.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,653	$2,955	$2,570	$3,205	$2,779	$2,860
Ratio of Total Expenses to Average Net Assets[3]	0.34%[4]	0.32%[4]	0.32%	0.32%	0.32%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.00%	1.34%	1.25%	1.22%	1.57%	1.73%
Portfolio Turnover Rate	37%	94%	62%	62%	58%	68%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.01%), (0.01%), (0.00%), 0.00%, and 0.01%.
4	The ratio of total expenses to average net assets before basic fees waived was 0.35% for 2024 and 0.32% for 2023. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$87.40	$80.01	$108.01	$88.40	$80.74	$85.16
Investment Operations
Net Investment Income[1]	.528	1.230	1.315	1.344	1.364	1.421
Net Realized and Unrealized Gain (Loss) on Investments	20.763	13.845	(13.315)	24.466	9.842	(.330)
Total from Investment Operations	21.291	15.075	(12.000)	25.810	11.206	1.091
Distributions
Dividends from Net Investment Income	(.570)	(1.353)	(1.380)	(1.347)	(1.414)	(1.326)
Distributions from Realized Capital Gains	(6.681)	(6.332)	(14.620)	(4.853)	(2.132)	(4.185)
Total Distributions	(7.251)	(7.685)	(16.000)	(6.200)	(3.546)	(5.511)
Net Asset Value, End of Period	$101.44	$87.40	$80.01	$108.01	$88.40	$80.74
Total Return[2]	25.41%	19.93%	-13.85%	30.34%	14.19%	2.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,144	$8,942	$7,677	$9,821	$9,086	$8,412
Ratio of Total Expenses to Average Net Assets[3]	0.24%[4]	0.22%[4]	0.22%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.44%	1.34%	1.33%	1.66%	1.83%
Portfolio Turnover Rate	37%	94%	62%	62%	58%	68%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.01%), (0.01%), (0.00%), 0.00%, and 0.01%.
4	The ratio of total expenses to average net assets before basic fees waived was 0.25% for 2024 and 0.22% for 2023. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Notes to Financial Statements
Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Growth and Income Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Growth and Income Fund
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms D. E. Shaw Investment Management, L.L.C., Los Angeles Capital Management LLC, and Wellington Management Company llp each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of D. E. Shaw Investment Management, L.L.C., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Los Angeles Capital Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years. In accordance with the advisory contract entered into with Wellington Management Company llp, beginning October 1, 2024, the investment advisory fee will be subject to quarterly adjustment based on performance relative to the S&P 500 Index since September 30, 2023.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended March 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $1,536,000 (0.02%) based on performance.
Vanguard and Wellington Management Company llp have agreed to temporarily waive a percentage of Wellington Management Company llp’s basic fee. For the six months ended March 31, 2024, the fund’s basic fees were reduced by $632,000 (an effective annual rate of 0.01% of the fund’s average net assets); the fund is not obligated to repay this amount to Wellington Management Company llp.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $434,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Growth and Income Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,369,267	—	2	14,369,269
Temporary Cash Investments	417,479	—	—	417,479
Total	14,786,746	—	2	14,786,748
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,895	—	—	7,895
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,869,943
Gross Unrealized Appreciation	5,103,506
Gross Unrealized Depreciation	(178,806)
Net Unrealized Appreciation (Depreciation)	4,924,700
F.	During the six months ended March 31, 2024, the fund purchased $4,793,403,000 of investment securities and sold $4,894,548,000 of investment securities, other than temporary cash investments.

Growth and Income Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	233,536	4,092	263,616	5,018
Issued in Lieu of Cash Distributions	232,307	4,208	233,527	4,825
Redeemed	(267,083)	(4,716)	(369,568)	(7,075)
Net Increase (Decrease)—Investor Shares	198,760	3,584	127,575	2,768
Admiral Shares
Issued	645,350	6,913	779,730	9,121
Issued in Lieu of Cash Distributions	673,857	7,480	674,540	8,535
Redeemed	(635,657)	(6,837)	(961,813)	(11,299)
Net Increase (Decrease)—Admiral Shares	683,550	7,556	492,457	6,357
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Quantitative Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Growth and Income Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q932 052024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 20, 2024

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 20, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.